STATUTORY RESERVES (Details) (PRC, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statutory reserves
Restricted portion of net assets, including paid-up capital and statutory reserves of PRC subsidiaries	$ 503,912	$ 475,004
Appropriation to statutory reserve	$ 833	$ 1,005	$ 333
WOFE
Statutory reserves
Statutory reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries shall be transferred to statutory reserve	50.00%
WOFE | Minimum
Statutory reserves
Appropriation of annual after-tax profit to general reserve fund (as a percent)	10.00%
Wangkeng
Statutory reserves
Appropriation of annual after-tax profit to general reserve fund (as a percent)	10.00%
Shapulong
Statutory reserves
Appropriation of annual after-tax profit to general reserve fund (as a percent)	10.00%
Wuyue
Statutory reserves
Appropriation of annual after-tax profit to general reserve fund (as a percent)	10.00%
Ruiyang
Statutory reserves
Appropriation of annual after-tax profit to general reserve fund (as a percent)	10.00%
Husahe
Statutory reserves
Appropriation of annual after-tax profit to general reserve fund (as a percent)	10.00%
Jinlong
Statutory reserves
Appropriation of annual after-tax profit to general reserve fund (as a percent)	10.00%
Jintang
Statutory reserves
Appropriation of annual after-tax profit to general reserve fund (as a percent)	10.00%
Jinwei
Statutory reserves
Appropriation of annual after-tax profit to general reserve fund (as a percent)	10.00%
Dazhaihe
Statutory reserves
Appropriation of annual after-tax profit to general reserve fund (as a percent)	10.00%